INCOME TAXES (Details - Deferred income tax) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 0	$ 9,178	$ 1,977
Less: valuation allowance	0	(9,178)	(1,977)
Net deferred tax asset	$ 0	$ 0	$ 0